SCHEDULE OF NOTE ISSUANCE (Details) - USD ($)	Dec. 31, 2025	Feb. 13, 2025	Jan. 22, 2025	Dec. 31, 2024	Dec. 30, 2024	Oct. 02, 2024	Sep. 27, 2024
Related Party Transaction [Line Items]
Unamortized debt discount	$ (19,576)	$ (6,250)	$ (6,250)	$ (46,646)	$ (8,125)	$ (12,500)	$ (213,278)
Related Party [Member]
Related Party Transaction [Line Items]
Total	885,564			1,266,832
Total Principal	885,564			1,541,474
Unamortized debt discount				(274,642)
Related Party [Member] | September 27, 2024 [Member]
Related Party Transaction [Line Items]
Total	591,692			920,240
Related Party [Member] | October 2, 2024 [Member]
Related Party Transaction [Line Items]
Total				65,513
Related Party [Member] | December 30, 2024 [Member]
Related Party Transaction [Line Items]
Total				38,569
Related Party [Member] | December 31, 2024 [Member]
Related Party Transaction [Line Items]
Total	$ 293,872			$ 242,510